LETTER TO THE SHAREHOLDERS OF CALIFORNIA BOND FUND

November 17, 1997

Dear Shareholder:

The California Bond Fund provided positive returns for the six months ended October 31, 1997. The Fund outperformed its competitors, as measured by the Lipper Intermediate Municipal Debt Bond Fund Average. For the reporting period, JPM Institutional Shares returned 5.38% and JPM Pierpont Shares 5.34% compared with 5.00% for the Lipper Average. The Fund's benchmark, the Lehman Brothers 1-16 Year Municipal Bond Index, returned 5.47% over the same period.

Net asset values of JPM Institutional and JPM Pierpont Shares on October 31, 1997 were $10.22 and $10.37, respectively. Net assets attributable to JPM Institutional Shares stood at $48.0 million on that date, while those of JPM Pierpont Shares were $2.7 million. During the period, the Fund made distributions of approximately $0.21 and $0.20 to JPM Institutional and JPM Pierpont shareholders, respectively. Substantially all of these distributions represent tax-exempt interest dividends. The net assets of the Fund totaled approximately $50.7 million.

The report that follows includes an interview with Elaine Young and Robert Meiselas, members of the portfolio management team responsible for the Fund. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we look forward to sharing Morgan's insights regarding global markets with you. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services toll free at the telephone numbers indicated on the cover of this report.


Sincerely yours,


/s/  Ramon de Oliveira                    /s/  Keith M Schappert

Ramon de Oliveira                         Keith M Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated  bbbbb     J.P. Morgan & Co. Incorporated



TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . . 1  GLOSSARY OF TERMS  . . . . . . . . . 6

FUND PERFORMANCE . . . . . . . . . . 2  FUND FACTS AND HIGHLIGHTS. . . . . . 7

PORTFOLIO MANAGER Q & A. . . . . . . 3  FINANCIAL STATEMENTS . . . . . . . .10

Fund performance


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over a specified time period, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                             TOTAL RETURNS
                                        ----------------------------------------
                                        THREE          SIX            SINCE
AS OF OCTOBER 31, 1997                  MONTHS         MONTHS         INCEPTION*
--------------------------------------------------------------------------------
JPM Institutional Shares                0.44%          5.38%          5.65%
JPM Pierpont Shares**                   0.40%          5.34%          5.58%
Lehman Brothers 1-16
  Year Municipal Bond Index             0.87%          5.47%          6.21%
Lehman National Muni 3-15***
  Year Bond Index                       0.85%          5.72%          6.46%
Lipper Intermediate
  Municipal Debt Bond Fund Average      0.42%          5.00%          5.34%

AS OF SEPTEMBER 30, 1997
--------------------------------------------------------------------------------
JPM Institutional Shares                2.73%          5.85%          5.50%
JPM Pierpont Shares**                   2.66%          5.70%          5.35%
Lehman Brothers 1-16
  Year Municipal Bond Index             2.62%          5.62%          5.64%
Lehman National Muni 3-15***
  Year Bond Index                       2.75%          5.85%          5.87%
Lipper Intermediate
  Municipal Debt Bond Fund Average      2.45%          5.22%          5.06%

*12/23/96 -- COMMENCEMENT OF OPERATIONS (TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION). ACTUAL RETURN SINCE INCEPTION: JPM INSTITUTIONAL SHARES RETURNED 5.98% AND JPM PIERPONT SHARES RETURNED 5.91%).

**CONSISTENT WITH APPLICABLE REGULATORY GUIDANCE, PERFORMANCE FOR THE FUND'S JPM PIERPONT SHARES PRIOR TO APRIL 21, 1997, REFLECTS THE PERFORMANCE OF THE FUND'S JPM INSTITUTIONAL SHARES. THE PERFORMANCE FOR SUCH PERIOD REFLECTS THE DEDUCTION OF LOWER CHARGES AND EXPENSES ASSOCIATED WITH HOLDING JPM INSTITUTIONAL SHARES.

***PRIOR TO MAY 1, 1997 THE BENCHMARK WAS COMPOSED OF LEHMAN NATIONAL MUNI 3-15 YEAR BOND INDEX. COMMENCING MAY 1, 1997 THE BENCHMARK IS THE LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX. BOTH ARE UNMANAGED INDICES THAT MEASURE MUNICIPAL BOND MARKET PERFORMANCE. THEY DO NOT INCLUDE FEES OR EXPENSES AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS.

Portfolio manager Q&A


[PHOTOGRAPHS]

This interview was conducted with Elaine Young and Robert Meiselas, both members of the portfolio management team responsible for managing the California Bond Fund. This interview was conducted on November 17, 1997 and represents both Bob and Elaine's views on that date.

ELAINE YOUNG, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group and responsible for managing municipal bonds. In Ms. Young's previous position at Morgan, she traded tax-exempt securities. Elaine joined Morgan in 1994 after five years of municipal trading experience at Scudder, Stevens, and Clark. She graduated from New York University with a B.S. degree in 1986 and an M.B.A. in Finance in 1989. Elaine is also a Chartered Financial Analyst.


ROBERT MEISELAS, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds, including tax exempt private placements. Mr. Meiselas is a CPA and joined J.P. Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. Bob also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. Bob is a graduate of St. John's University and has completed graduate work at Long Island University in the field of taxation.

PLEASE COMMENT ON WHAT HAS HAPPENED IN THE CALIFORNIA MUNICIPAL MARKET OVER THE PAST SIX MONTHS: HAVE YOU SEEN ANY NEW TRENDS DEVELOP?

RM: We've seen the continuation of a bull market for tax exempt bonds caused by lower interest rates and fewer tax efficient investments. Also, municipal bonds are trading in a relatively narrow range as most new bond issues are issued with bond insurance. The predominance of bond insurance has heightened demand for uninsured investment grade bonds and caused the credit spread for these bonds to narrow as well. These factors have led to a favorable investment return for muni bond investors.

EY: I might add that bond insurance is particularly dominant in the California new-issue market, with over 65% of new issues coming with insurance this year (compared to 50% for the overall municipal new-issue market).

WHEN WE LAST SPOKE TO YOUR INVESTMENT TEAM (SIX MONTHS AGO), YOU INDICATED THERE WAS A CONTINUING SHORT SUPPLY OF TAX-EXEMPT ISSUES. IS SHORT SUPPLY STILL A PROBLEM?

EY: The supply of California bonds has fluctuated during the last six months. I wouldn't say that the varying levels of supply is a "problem" for the Fund, as an institutional investor. While it's true that tight supply can inhibit some short term opportunities to add value, we are also able to take advantage of supply fluctuations to buy or sell securities at attractive prices. When California bonds are in short supply and the bonds are aggressively priced, we invest in non-California municipal bonds. We later sell these out-of-state investments when supply increases and prices become more attractive for California bonds. We also invest in Puerto Rican bonds whose income is exempt from California state taxes if they offer higher yields than California bonds.

HOW HAS CALIFORNIA'S ECONOMY EFFECTED ITS MUNI MARKET?

RM: The favorable economic climate has helped to improve the financial health of California and its municipal subdivisions. Job growth and spending have led to increased tax revenues, which have helped to balance budgets and, in some cases, created small budget surpluses. At the same time, Federal and State officials have paid more attention to contain the growth of expenditures. These factors and some other related issues have stimulated greater confidence in the credit standing of many muni borrowers. As such, lower perceived risk contributed to higher bond prices.

SPECIFICALLY REGARDING THE FUND'S PERFORMANCE, WE NOTICE THAT IT RANKED FAVORABLY AGAINST ITS COMPETITORS FOR THE REPORTING PERIOD, AS MEASURED BY THE LIPPER INTERMEDIATE MUNICIPAL DEBT BOND FUND AVERAGE. WHAT WERE SOME OF THE FACTORS THAT CONTRIBUTED TO THE FUND'S PERFORMANCE?

EY: Performance has been relatively good but investors should bear in mind that we are equally interested in managing risk and volatility. Our muni bond funds target segments of the muni bond market where risk and return are attractively balanced. Some competitors are able to obtain higher short-term return but introduce much greater risk and volatility in doing so. Also, we strive to take the impact of income taxes into consideration when making investment decisions. At a future date, other mutual funds may report better results than our Fund but investors must be careful to weigh the incremental risk that may accompany those higher returns.

We think that our success is due to our disciplined investment process. We make investments when we believe that we have an information advantage that we can apply in the market. Based on our internal analysis, we try to buy undervalued securities and sell those bonds whose prices may have peaked. During this period, our success was largely attributable to our security selection process. Success in this area comes back to having the right tools, a process that works, as well as the experience and expertise to manage bond portfolios.

RM: Good fundamental credit analysis has also enabled us to stay ahead of the market. This has always been a Morgan hallmark, and has served us well during this reporting period. For example, after conducting a comprehensive credit review, we purchased a non-rated land secured deal because of its superior risk adjusted return. We have the resources to review and monitor these complex securities.

WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS AND HOW ARE YOU POSITIONING THE
FUND?

EY: Generally, we expect current market conditions to persist. In order to continue to succeed in this tight market, we know that we are going to have to work harder to find opportunities. We will continue to favor more complex instruments such as zero coupon bonds, AMT bonds, and tax exempt private placements, because we have the tools to take advantage of these investments and avoid the pitfalls. We will also utilize our municipal credit research group to help us stay ahead of any issuer specific bond price fluctuations.

Muni bond yields have been fluctuating within a relatively narrow range. The bond market has been shifting abruptly within this range based on the latest economic news and as the opinions of Fed-watchers change. In view of the run-up in bond prices, we have found it difficult to take advantage of interest rate shifts without incurring capital-gain taxes that may outweigh the return. We recently moved the Fund duration to be "neutral" to its benchmark until we identify a trend that we can take advantage of.

Glossary of terms

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of a security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%) while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement, or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

PRIVATE PLACEMENT: The direct sale of a block of securities of a new or secondary issue to a single investor or group of investors. The sale or placement is usually made through an investment banker and the securities' public resale is restricted if they are not registered under the Securities Act of 1933.

YIELD CURVE: A graph showing the term structure of interest rates at a point in time, ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payments until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

Fund facts

INVESTMENT OBJECTIVE

The California Bond Fund seeks to provide a high after-tax total return for California residents consistent with moderate risk of capital. It is designed for investors subject to federal and California income taxes who seek a high after-tax total return and who are willing to receive some taxable income and capital gains to achieve that return.

------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
     JPM INSTITUTIONAL SHARES: 12/23/96
     JPM PIERPONT SHARES: 4/21/97

------------------------------------------------------------------------------
NET ASSETS AS OF 10/31/97
     JPM INSTITUTIONAL SHARES: $48,013,414
     JPM PIERPONT SHARES: $2,725,877

------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
     MONTHLY

------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
     12/19/97


EXPENSE RATIOS
     JPM INSTITUTIONAL SHARES: 0.45%
     JPM PIERPONT SHARES: 0.65%
The current annual expense ratios cover shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


Fund highlights
ALL DATA AS OF OCTOBER 31, 1997

[Graph]

SECTOR ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)


INSURED                  63.3%
REVENUE BONDS            17.4%
GENERAL OBLIGATIONS       7.1%
SHORT-TERM/OTHER         12.2%



30-DAY SEC YIELD
     JPM Institutional Shares: 4.01%
     JPM Pierpont Shares: 3.76%



DURATION
     5.76 years



QUALITY PROFILE
     AAA*               75.41%
     AA                 11.31%
     A                   6.37%
     Other               6.91%


* INCLUDES SHORT-TERM INVESTMENTS AND CASH

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS INVESTMENT ADVISOR AND MAKES THE FUNDS AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. AN INVESTMENT IN THE FUND WILL FLUCTUATE AND MAY LOSE VALUE.

Past performance is no guarantee of future performance. Returns are net of fees, assume the reinvestment of fund distributions, and may reflect the reimbursement of fund expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower. Income may be subject to state and local taxes. Some income may be subject to the Federal alternative minimum tax.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 (JPM PIERPONT SHARES) OR
(800) 766-7722 (JPM INSTITUTIONAL SHARES) FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

                     THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
LONG-TERM INVESTMENTS (86.8%)
CALIFORNIA (76.2%)
    $   500      Alameda Public Financing Authority,
                   (Refunding, Marina Revenue, Special
                   Assessment)...........................      RB      NR/NR    09/02/06       5.900% $   511,330
      1,000      Anaheim Public Financing Authority,
                   (Public Improvements, Series C), FSA
                   Insured...............................      RB     Aaa/AAA   09/01/10       6.000    1,112,890
      1,000      California..............................      GO      A1/A+    04/01/03       6.800    1,119,100
      1,000      California..............................      GO      A1/A+    10/01/09       6.000    1,110,780
        600      California Department of Water
                   Resources, (Refunding, Water Utility
                   Improvements, Water Revenue, Series
                   S)....................................      RB      Aa2/AA   12/01/03       5.000      621,924
      1,240      California Education Facilities
                   Authority, (Refunding, University and
                   College Improvements, University and
                   College Revenue), MBIA Insured........      RB     Aaa/AAA   10/01/07       6.250    1,406,681
      1,165      California Educational Facilities
                   Authority, (Refunding, University and
                   College Revenues, Series A)...........      RB      Aa3/AA   10/01/06       5.600    1,258,223
        525      California Educational Facilities
                   Authority, (University and College
                   Improvements, University and College
                   Revenues, Series B)...................      RB     Baa2/NR   04/01/07       6.750      601,377
      1,890      California Health Facilities Finance
                   Authority (Refunding, Health
                   Improvements, Health Revenue, Series
                   A), MBIA Insured......................      RB     Aaa/AAA   07/01/06       5.500    2,020,070
        950      California State Public Works,
                   (University and College Improvemnts,
                   Series A).............................      RB       A2/A    04/01/99       5.000      963,841
      1,280      California Statewide Communities
                   Development Authority, (Refunding,
                   Health Revenue).......................      RB      Aa3/AA   07/01/06       5.500    1,353,984
      1,150      Center University School District, Zero
                   Coupon, (Refunding, School
                   Improvements, Property Tax Revenue,
                   Series C), MBIA Insured...............      GO     Aaa/AAA   09/01/11       0.000      567,606
        500      Contra Costa Transportation Authority,
                   (Highway Improvements, Sales Tax
                   Revenue, Series A), FGIC Insured......      RB     Aaa/AAA   03/01/05       6.000      548,660

The Accompanying Notes are an Integral Part of the Financial Statements.

CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
CALIFORNIA (CONTINUED)
    $   600      La Quinta Redevelopment Agency,
                   (Refunding, Public Improvements,
                   Special Tax) MBIA Insured.............      RB     Aaa/AAA   09/01/11       7.300% $   739,962
      1,000      Long Beach Harbor, (Airport and Marina
                   Improvements, Airport and Marina
                   Revenue), MBIA Insured................      RB     Aaa/AAA   05/15/06       6.000    1,096,440
      1,000      Los Angeles County Public Works
                   Financing Authority, (Public
                   Improvements), AMBAC Insured..........      RB     Aaa/AAA   12/01/07       6.000    1,113,610
      1,000      Los Angeles County Transportation,
                   (Refunding, Sales Tax Revenue, Series
                   B), FGIC Insured......................      RB     Aaa/AAA   07/01/02       5.875    1,071,120
        500      Los Angeles Department of Water and
                   Power, (Crossover Refunded, Electric
                   Power and Light Improvements, Electric
                   Power and Light Revenues, due
                   04/01/32).............................      RB      Aa3/A+   04/01/02(a)    6.750      555,995
      1,000      Los Angeles Unified School District,
                   (School Improvements, Property Tax
                   Revenue, Series A), FGIC Insured......      GO     Aaa/AAA   07/01/10       6.000    1,111,820
        500      Los Angeles Wastewater System,
                   (Refunding, Sewer Revenue, Series A),
                   FGIC Insured..........................      RB     Aaa/AAA   02/01/03       6.000      540,015
      1,700      Metropolitan Water District, (Water
                   Utility Improvements, Water Revenue,
                   Series C).............................      RB      Aa/AA    07/01/06       6.000    1,881,220
        200      Modesto Irrigation District, (Refunding,
                   Electric Power and Light Improvements,
                   Electric Power and Light Revenues,
                   Series A), MBIA Insured...............      RB     Aaa/AAA   10/01/04       5.150      209,096
      1,500      Orange County Local Transportation
                   Authority, (Transit Improvements,
                   Sales Tax Revenue, Second Series-
                   Measure M), FGIC Insured..............      RB     Aaa/AAA   02/15/07       6.000    1,658,370
        595      Palmadale Civic Authority, (Refunding,
                   Sales Tax Revenue, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   07/01/07       5.500      635,888
        200      Port of Oakland, (Airport and Marina
                   Improvements, Airport and Marina
                   Revenue, Series G), MBIA Insured......      RB     Aaa/AAA   11/01/07       6.000      221,060

The Accompanying Notes are an Integral Part of the Financial Statements.

CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
CALIFORNIA (CONTINUED)
    $ 1,250      Riverside County Transportation
                   Authority, (Refunding, Sales Tax
                   Revenue, Series A), FGIC Insured......      RB     Aaa/AAA   06/01/09       6.000% $ 1,391,450
        200      Riverside County Transportation
                   Authority, (Transit Improvements,
                   Sales Tax Revenue, Series A), AMBAC
                   Insured...............................      RB     Aaa/AAA   06/01/07       5.750      218,466
      1,000      Sacramento Municipal Utility,
                   (Refunding, Electric Power and Light
                   Revenues, Series L), MBIA Insured.....      RB     Aaa/AAA   07/01/01       5.000    1,030,980
      1,610      San Bernardino County Transportation
                   Authority, (Transit Improvements,
                   Sales Tax Revenue, Series A), FSA
                   Insured...............................      RB     Aaa/AAA   03/01/07       5.250    1,694,831
      1,000      San Diego Public Facilities Financing
                   Authority, (Sewer Improvements, Sewer
                   Revenue), FGIC Insured................      RB     Aaa/AAA   05/15/07       6.000    1,111,180
      1,000      San Diego Regional Transportation
                   Authority, (Highway and Transit
                   Improvements, Sales Tax Revenue,
                   Series A), FGIC Insured...............      RB     Aaa/AAA   04/01/07       5.500    1,070,480
      1,910      San Francisco City and County Airport,
                   (Refunding, Airport and Marina
                   Revenue, Second Series, Issue 2), MBIA
                   Insured...............................      RB     Aaa/AAA   05/01/01       6.350    2,050,079
      1,000      San Francisco City and County Airports
                   Commission, (Refunding, Airport and
                   Marina Revenue, Second Series, Issue
                   2), MBIA Insured......................      RB     Aaa/AAA   05/01/03       6.350    1,100,490
      1,000      San Francisco State Building Authority,
                   (Public Improvements, Series A), AMBAC
                   Insured...............................      RB     Aaa/AAA   12/01/09       6.000    1,116,810
      1,000      San Jose Redevelopment Agency,
                   (Refunding, Public Improvements,
                   Special Tax), MBIA Insured............      RB     Aaa/AAA   08/01/09       6.000    1,114,350
      1,250      Santa Margarita/Dana Point Authority,
                   (Refunding, Water Revenue, Series A),
                   AMBAC Insured.........................      RB     Aaa/AAA   08/01/06       5.250    1,311,563

The Accompanying Notes are an Integral Part of the Financial Statements.

CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
CALIFORNIA (CONTINUED)
    $   400      Southern California Public Power
                   Authority, (Refunding, Electric Power
                   and Light Revenue, Series A), AMBAC
                   Insured...............................      RB     Aaa/AAA   07/01/04       5.500% $   424,448
      1,000      Stockton Community Facilities,
                   (Refunding, Public Improvements, No.
                   90-2-Brookside Estates, Special
                   Tax)..................................      RB      NR/NR    08/01/02       5.200    1,003,670
                                                                                                      -----------
                     TOTAL CALIFORNIA....................                                              38,669,859
                                                                                                      -----------

DISTRICT OF COLUMBIA (2.1%)
      1,000      Metropolitan Airports, (Airport and
                   Marina Improvements, Airport and
                   Marina Revenue, SeriesB), FGIC
                   Insured...............................      RB     Aaa/AAA   10/01/03       5.750    1,066,400
                                                                                                      -----------

NEW YORK (0.4%)
        200      New York, (Refunding, Series E).........       GO    Baa1/BBB+ 02/15/06       6.500      220,278
                                                                                                      -----------

PUERTO RICO (4.5%)
      1,100      Puerto Rico Commonwealth, (Refunding)...       GO     Baa1/A   07/01/99       5.500    1,126,642
      1,000      Puerto Rico Electric Power Authority,
                   (Electric Power and Light
                   Improvements, Electric Power and Light
                   Revenue, Series AA), MBIA Insured.....       RB    Aaa/AAA   07/01/10       6.250    1,136,350
                                                                                                      -----------
                     TOTAL PUERTO RICO...................                                               2,262,992
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
WASHINGTON (3.6%)
    $ 1,700      Washington Public Power Supply Systems,
                   (Refunding, Electric Power and Light
                   Revenue, Series A), AMBAC Insured.....      RB     Aaa/AAA   07/01/05       6.000% $ 1,844,177
                                                                                                      -----------
                     TOTAL LONG TERM INVESTMENTS (COST $43,345,904).................................   44,063,706
                                                                                                      -----------
SHORT-TERM INVESTMENTS (12.0%)
CALIFORNIA (11.6%)
      1,000      California Statewide Communities
                   Development Authority, (Tax and
                   Revenue Anticipatory, Series B), FSA
                   Insured...............................      RB     Aaa/AAA   09/30/98       4.750    1,008,540
      1,000      Los Angeles Unified School District,
                   (School Improvements, Property Tax)...      GO     MIG1/SP1+ 10/01/98       4.500    1,006,490
      1,000      Riverside County California School
                   Financing Authority...................      GO     MIG1/NR   10/01/98       4.500    1,005,780
      1,750      Santa Clara County......................      GO     MIG1/SP1+ 10/01/98       4.750    1,764,403
      1,000      South Coast Local Education Agencies,
                   (Property Tax Revenue, Series A), MBIA
                   Insured...............................      GO     MIG1/SP1+ 06/30/98       4.500    1,004,510
        100      West Basin Municipal Water District,
                   (Refunding, Series B, callable, due
                   08/01/27), LOC-Bayerische
                   Vereinsbank...........................    VRDN     VMIG1/NR  11/05/97(b)    3.350      100,000
                                                                                                      -----------
                                                                                                        5,889,723
                                                                                                      -----------

KANSAS (0.2%)
        100      Kansas City Industry Revenue Development
                   Corp., (Refunding, IDR, due 08/01/15),
                   LOC-Credit Suisse First Boston........    VRDN     VMIG1/NR  11/03/97(b)    4.100      100,000
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
WYOMING (0.2%)
    $   100      Lincoln County Pollution Control, (PCR,
                   Sewer Improvements, IDR, due
                   11/01/14).............................    VRDN     P-1/A-1+  11/03/97(b)    3.950% $   100,000
                                                                                                      -----------
                 TOTAL SHORT-TERM INVESTMENTS (COST $6,080,952).....................................    6,089,723
                                                                                                      -----------
                 TOTAL INVESTMENTS (COST $49,426,856) (98.8%).......................................   50,153,429
                 OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%).......................................      585,862
                                                                                                      -----------
                 NET ASSETS (100.0%)................................................................  $50,739,291
                                                                                                      -----------
                                                                                                      -----------

------------------------------
Note: Based on the cost of the investments of $49,426,856 for federal income tax purposes at October 31, 1997, the aggregate gross unrealized appreciation and depreciation was $751,046 and $24,473, respectively, resulting in net unrealized appreciation of investments of $726,573.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Notes tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature.

Abbreviations used in schedule of investments:

AMBAC - Ambac Indemnity Corporation, FGIC - Financial Guaranty Insurance Company, FSA - Financial Security Assurance, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, RB - Revenue Bond, VRDN - Variable Rate Demand Note.

Definition of terms used:

Crossover Refunded: Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issue in cash and/or securities which have been deposited.

Refunding: Bonds for which the issuer has issued new bonds and canceled the old issue.

The Accompanying Notes are an Integral Part of the Financial Statements.

CALIFORNIA BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $49,426,856 )           $50,153,429
Cash                                                    35,094
Interest Receivable                                    700,815
Deferred Organization Expenses                          39,444
Receivable for Expense Reimbursements                    9,896
Prepaid Expenses and Other Assets                          319
                                                   -----------
    Total Assets                                    50,938,997
                                                   -----------
LIABILITIES
Dividends Payable to Shareholders                       90,440
Organization Expenses Payable                           39,206
Printing Expenses Payable                               27,125
Advisory Fee Payable                                    12,385
Custody Fee Payable                                      6,746
Administrative Services Fee Payable                      2,486
Shareholder Servicing Fee Payable                        2,417
Administration Fee Payable                                  75
Fund Services Fee Payable                                   63
Accrued Expenses                                        18,763
                                                   -----------
    Total Liabilities                                  199,706
                                                   -----------
NET ASSETS                                         $50,739,291
                                                   -----------
                                                   -----------
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $50,066,142
Accumulated Net Realized Loss on Investment            (53,424)
Net Unrealized Appreciation of Investments             726,573
                                                   -----------
    Net Assets                                     $50,739,291
                                                   -----------
                                                   -----------
JPM INSTITUTIONAL SHARES
Applicable to 4,696,456 shares outstanding
  (par value $0.001, unlimited shares authorized)  $48,013,414
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  per Share                                             $10.22
                                                         -----
                                                         -----
JPM PIERPONT SHARES
Applicable to 262,855 shares outstanding
  (par value $0.001, unlimited shares authorized)  $ 2,725,877
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  per Share                                             $10.37
                                                         -----
                                                         -----

The Accompanying Notes are an Integral Part of the Financial Statements.

CALIFORNIA BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $  802,532

EXPENSES
Advisory Fee                                       $ 52,683
Transfer Agent Fee                                   21,081
Professional Fees and Expenses                       18,932
Administrative Services Fee                          10,714
Custodian Fees and Expenses                          10,273
Printing Expenses                                     9,577
Shareholder Servicing Fee-JPM Institutional
  Shares                                              8,504
Amortization of Organization Expenses                 4,789
Shareholder Servicing Fee-JPM Pierpont Shares         1,381
Fund Services Fee                                       613
Administration Fee                                      305
Trustees' Fees and Expenses                              50
Miscellaneous                                         2,516
                                                   --------
    Total Expenses                                  141,418
Less: Reimbursement of Expenses                     (61,285)
                                                   --------
NET EXPENSES                                                      80,133
                                                              ----------
NET INVESTMENT INCOME                                            722,399
NET REALIZED GAIN ON INVESTMENTS                                   3,574
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                    801,038
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $1,527,011
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

CALIFORNIA BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD
                                                                        DECEMBER 23,
                                                     FOR THE SIX            1996
                                                     MONTHS ENDED     (COMMENCEMENT OF
                                                   OCTOBER 31, 1997    OPERATIONS) TO
                                                     (UNAUDITED)       APRIL 30, 1997
                                                   ----------------   ----------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $       722,399    $       151,759
Net Realized Gain (Loss) on Investments                      3,574            (56,998)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                            801,038            (74,465)
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         1,527,011             20,296
                                                   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
JPM Institutional Shares                                  (700,638)          (151,425)
JPM Pierpont Shares                                        (21,761)              (334)
                                                   ----------------   ----------------
    Total Distributions from Net Investment
      Income                                              (722,399)          (151,759)
                                                   ----------------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold        34,765,001         15,594,184
Reinvestment of Dividends                                  339,064             54,112
Cost of Shares of Beneficial Interest Redeemed            (263,617)          (447,602)
                                                   ----------------   ----------------
    Net Increase from Shareholder Transactions          34,840,448         15,200,694
                                                   ----------------   ----------------
    Total Increase in Net Assets                        35,645,060         15,069,231
NET ASSETS
Beginning of Period                                     15,094,231             25,000
                                                   ----------------   ----------------
End of Period                                      $    50,739,291    $    15,094,231
                                                   ----------------   ----------------
                                                   ----------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

CALIFORNIA BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                          JPM INSTITUTIONAL SHARES                 JPM PIERPONT SHARES
                                                    ------------------------------------   -----------------------------------
                                                                        FOR THE PERIOD                         FOR THE PERIOD
                                                      FOR THE SIX      DECEMBER 23, 1996     FOR THE SIX       APRIL 21, 1997
                                                      MONTHS ENDED     (COMMENCEMENT OF      MONTHS ENDED     (COMMENCEMENT OF
                                                    OCTOBER 31, 1997    OPERATIONS) TO     OCTOBER 31, 1997    OPERATIONS) TO
                                                      (UNAUDITED)       APRIL 30, 1997       (UNAUDITED)       APRIL 30, 1997
                                                    ----------------   -----------------   ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  9.90             $ 10.00             $10.04             $10.00
                                                    ----------------   -----------------   ----------------   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.21                0.16               0.20               0.01
Net Realized and Unrealized Gain (Loss) on
Investment                                                 0.32               (0.10)              0.33               0.04
                                                    ----------------   -----------------   ----------------   ----------------
Total from Investment Operations                           0.53                0.06               0.53               0.05
                                                    ----------------   -----------------   ----------------   ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                     (0.21)              (0.16)             (0.20)             (0.01)
                                                    ----------------   -----------------   ----------------   ----------------

NET ASSET VALUE, END OF PERIOD                          $ 10.22             $  9.90             $10.37             $10.04
                                                    ----------------   -----------------   ----------------   ----------------
                                                    ----------------   -----------------   ----------------   ----------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                               5.38%(a)            0.56%(a)           5.34%(a)           0.51%(a)
Net Assets, End of Period (in thousands)                $48,013             $14,793             $2,726             $  302
Ratios to Average Net Assets
  Expenses                                                 0.45%(b)            0.45%(b)           0.65%(b)           0.62%(b)
  Net Investment Income                                    4.12%(b)            4.43%(b)           3.94%(b)           4.52%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                  0.35%(b)            3.01%(b)           0.32%(b)           0.55%(b)
Portfolio Turnover Rate                                      15%                 40%                15%                40%

------------------------
(a) Not Annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31,1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

California Bond Fund (the "Fund") is a series of JPM Series Trust, a Massachusetts business trust (the "Trust"), which was organized on August 15, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Fund's investment objective is to provide a high after tax total return for California residents consistent with moderate risk of capital. The Trustees of the Trust have divided the beneficial interests in the Fund into two classes of shares, JPM Institutional Shares and JPM Pierpont Shares. The Fund invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities of the State of California. The issuer's ability to meet its obligations may be affected by economic and political developments within the State of California. The Trustees of the Trust have divided the beneficial interests in the Fund into two classes of shares, JPM Institutional Shares and JPM Pierpont Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of shares in the Fund.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

   a) Securities with a maturity of more than 60 days, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that
      (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the OTC market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. If such prices are not supplied by the Fund's independent pricing service, such securities are priced in accordance with procedures adopted by the Trustees. All securities with a remaining maturity of 60 days or less are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons, and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. The Fund values municipal securities on the basis of prices from a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) Net investment income (other than shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

   d) Substantially all of the Fund's net investment income is declared as dividends daily for each class of shares outstanding and paid monthly. Net investment income for dividend purposes consists of the income of the Fund less certain Fund expenses and other expenses directly attributable to such class. Distributions to shareholder's of net realized capital gains, if any, are declared and paid annually for each class of shares.

CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31,1997
--------------------------------------------------------------------------------

   e) The Fund incurred organization expenses in the amount of $47,567. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Fund. The Fund has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

   f) The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   g) As of April 30, 1997, the Fund incurred and elected to defer post-October losses of $56,998 until the next taxable year.

2. TRANSACTIONS WITH AFFILIATES

   a) The Fund has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Fund pays Morgan at an annual rate of 0.30% of the Fund's average daily net assets. For the six months ended October 31, 1997 such fees amounted to $52,683.

   b) The Trust, on behalf of the Fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other investment companies subject to similar agreements with FDI. For the six months ended October 31, 1997, the fee for these services amounted to $305.

   c) The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which Morgan acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides administrative services. For the six months ended October 31, 1997, the fee for these services amounted to $10,714.

      Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund at no more than 0.40% of the average daily net assets of the Fund through February 28, 1999. The expense limit combined with the shareholder servicing fees specific to each

CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31,1997
--------------------------------------------------------------------------------
      class results in an aggregate 0.45% and 0.65% expense limit for the JPM Institutional Shares and the JPM Pierpont Shares, respectively. For the six months ended October 31, 1997, Morgan has agreed to reimburse the Fund $61,285 for expenses under this agreement.

   d) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.05% and 0.25% of the average daily net assets of the JPM Institutional Shares and JPM Pierpont Shares, respectively. For the six months ended October 31, 1997, the fee for these services amounted to $8,504 and $1,381 for JPM Institutional Shares and JPM Pierpont Shares, respectively.

   e) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $636 for the six months ended October 31, 1997.

   f) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Pierpont Funds, The JPM Institutional Funds and certain other registered investment companies. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $100.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

JPM INSTITUTIONAL SHARES

                                                                                 FOR THE PERIOD
                                                     FOR THE SIX MONTHS         DECEMBER 23,1996
                                                            ENDED               (COMMENCEMENT OF
                                                      OCTOBER 31, 1997           OPERATIONS) TO
                                                         (UNAUDITED)              APRIL 30,1997
                                                   -----------------------   -----------------------
                                                    SHARES       AMOUNT       SHARES       AMOUNT
                                                   ---------   -----------   ---------   -----------
Shares sold......................................  3,195,365   $32,376,590   1,531,745   $15,294,184
Reinvestment of dividends and distributions......     31,361       319,164       5,423        53,778
Shares redeemed..................................    (24,816)     (254,117)    (45,122)     (447,602)
                                                   ---------   -----------   ---------   -----------
Net Increase.....................................  3,201,910   $32,441,637   1,492,046   $14,900,360
                                                   ---------   -----------   ---------   -----------
                                                   ---------   -----------   ---------   -----------

CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31,1997
--------------------------------------------------------------------------------

JPM PIERPONT SHARES

                                                                           FOR THE PERIOD
                                                    FOR THE SIX MONTHS     APRIL 21, 1997
                                                          ENDED           (COMMENCEMENT OF
                                                     OCTOBER 31, 1997      OPERATIONS) TO
                                                       (UNAUDITED)          APRIL 30,1997
                                                   --------------------   -----------------
                                                   SHARES      AMOUNT     SHARES    AMOUNT
                                                   -------   ----------   ------   --------
Shares sold......................................  231,815   $2,388,411   30,000   $300,000
Reinvestment of dividends and distributions......    1,924       19,900       33        334
Shares redeemed..................................     (917)      (9,500)       0          0
                                                   -------   ----------   ------   --------
Net Increase.....................................  232,822   $2,398,811   30,033   $300,334
                                                   -------   ----------   ------   --------
                                                   -------   ----------   ------   --------

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and Portfolio.

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended October 31, 1997 were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   ----------
Municipal Obligations............................  $38,417,894   $4,376,219
U.S. Government Obligations......................            0      153,375
                                                   -----------   ----------
                                                   $38,417,894   $4,529,594
                                                   -----------   ----------
                                                   -----------   ----------

5. CREDIT AGREEMENT

The Trust, on behalf of the Fund, together with other affiliated investment companies (the "Funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. The maximum borrowing under the commitment Agreement is $150,000,000. The Agreement expires on May 27, 1998, however, the Fund as party to the Agreement will have the ability to extend the Agreement and continue its participation therein for an additional 364 days. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The Funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the Funds in accordance with procedures established by their respective Trustees or Directors. The Fund has not borrowed pursuant to the Agreement as of October 31, 1997.

JPM Series Trust

California

Bond Fund




FOR MORE INFORMATION ON THE JPM FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS
SERVICES:
     PIERPONT SHARES (800) 521-5411
     INSTITUTIONAL SHARES (800) 766-7722




SEMI-ANNUAL REPORT
OCTOBER 31, 1997